Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets were comprised of the following at:

	March 31, 2020	December 31, 2019
Goodwill	$747,976	$747,976
License	354,322	354,322
Patents	190,789	190,789
Accumulated Amortization	(54,437)	(51,467)
Net Intangible Assets	$1,238,650	$1,241,620

Intangible assets were comprised of the following at:

	December 31, 2019	December 31, 2018
Goodwill	$747,976	$747,976
License	354,322	354,322
Patents	190,789	190,789
Accumulated Amortization	(51,467)	(39,590)
Net Intangible Assets	$1,241,620	$1,253,497